Quarterly Report
December 31, 2024
MFS®  Research Fund
MFR-Q1

Portfolio of Investments
12/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 3.1%
Boeing Co. (a)	318,088	$56,301,576
General Dynamics Corp.	177,573	46,788,710
Honeywell International, Inc.	227,294	51,343,442
Howmet Aerospace, Inc.	566,541	61,962,589
Leidos Holdings, Inc.	241,255	34,755,195
		$251,151,512
Alcoholic Beverages – 0.4%
Constellation Brands, Inc., “A”	141,757	$31,328,297
Apparel Manufacturers – 0.6%
NIKE, Inc., “B”	660,987	$50,016,886
Automotive – 0.4%
Aptiv PLC (a)	580,194	$35,090,133
Biotechnology – 0.3%
Illumina, Inc. (a)	174,360	$23,299,727
Broadcasting – 1.1%
Walt Disney Co.	785,161	$87,427,677
Brokerage & Asset Managers – 2.0%
Charles Schwab Corp.	959,975	$71,047,750
CME Group, Inc.	283,834	65,914,770
KKR & Co., Inc.	171,753	25,403,986
		$162,366,506
Business Services – 2.8%
Accenture PLC, “A”	331,861	$116,745,381
Fiserv, Inc. (a)	267,425	54,934,444
TransUnion	589,134	54,618,613
		$226,298,438
Cable TV – 0.2%
Cable One, Inc.	45,517	$16,482,616
Computer Software – 13.9%
Atlassian Corp. (a)	218,134	$53,089,453
Cadence Design Systems, Inc. (a)	315,196	94,703,790
Constellation Software, Inc.	20,456	63,254,429
HubSpot, Inc. (a)	50,250	35,012,693
Microsoft Corp. (s)	1,450,424	611,353,716
Okta, Inc. (a)	250,549	19,743,261
Salesforce, Inc.	434,898	145,399,448
ServiceNow, Inc. (a)	54,579	57,860,290
Tyler Technologies, Inc. (a)	58,724	33,862,607
		$1,114,279,687
Computer Software - Systems – 5.0%
Apple, Inc.	1,349,823	$338,022,676
CDW Corp.	146,666	25,525,750
EPAM Systems, Inc. (a)	154,455	36,114,668
		$399,663,094

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.5%
Builders FirstSource, Inc. (a)	192,223	$27,474,433
CRH PLC	446,585	41,318,044
Sherwin-Williams Co.	156,417	53,170,831
		$121,963,308
Consumer Products – 1.6%
Colgate-Palmolive Co.	508,256	$46,205,553
Estée Lauder Cos., Inc., “A”	286,218	21,460,626
International Flavors & Fragrances, Inc.	298,612	25,247,645
Kenvue, Inc.	1,768,270	37,752,564
		$130,666,388
Consumer Services – 0.9%
Booking Holdings, Inc.	14,543	$72,255,732
Electrical Equipment – 1.2%
Johnson Controls International PLC	722,518	$57,028,346
TE Connectivity PLC	254,998	36,457,064
		$93,485,410
Electronics – 8.3%
Lam Research Corp.	844,982	$61,033,050
Marvell Technology, Inc.	691,687	76,396,829
NVIDIA Corp.	3,615,390	485,510,723
NXP Semiconductors N.V.	212,148	44,094,962
		$667,035,564
Energy - Independent – 1.9%
ConocoPhillips	785,293	$77,877,507
Hess Corp.	375,456	49,939,403
Valero Energy Corp.	201,045	24,646,106
		$152,463,016
Energy - Integrated – 0.8%
Exxon Mobil Corp.	616,909	$66,360,901
Food & Beverages – 1.6%
General Mills, Inc.	434,503	$27,708,256
Mondelez International, Inc.	670,620	40,056,133
PepsiCo, Inc.	421,265	64,057,556
		$131,821,945
Gaming & Lodging – 0.7%
Hilton Worldwide Holdings, Inc.	212,357	$52,486,156
Health Maintenance Organizations – 1.2%
Cigna Group	253,310	$69,949,023
Humana, Inc.	113,221	28,725,300
		$98,674,323
Insurance – 2.8%
Aon PLC	193,095	$69,352,000
Chubb Ltd.	369,367	102,056,102
Willis Towers Watson PLC	160,199	50,180,735
		$221,588,837

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 9.1%
Alphabet, Inc., “A”	1,799,630	$340,669,959
Alphabet, Inc., “C”	237,902	45,306,057
Gartner, Inc. (a)	112,112	54,314,900
Meta Platforms, Inc., “A”	491,388	287,712,588
		$728,003,504
Leisure & Toys – 0.6%
Electronic Arts, Inc.	320,194	$46,844,382
Machinery & Tools – 2.7%
Eaton Corp. PLC	204,239	$67,780,797
Ingersoll Rand, Inc.	184,272	16,669,245
Nordson Corp.	159,917	33,461,033
Regal Rexnord Corp.	268,165	41,600,437
Wabtec Corp.	300,429	56,958,334
		$216,469,846
Major Banks – 4.3%
JPMorgan Chase & Co.	766,245	$183,676,589
Morgan Stanley	600,359	75,477,134
PNC Financial Services Group, Inc.	454,639	87,677,131
		$346,830,854
Medical & Health Technology & Services – 1.0%
ICON PLC (a)	127,497	$26,737,396
McKesson Corp.	89,085	50,770,432
		$77,507,828
Medical Equipment – 4.2%
Agilent Technologies, Inc.	389,416	$52,314,145
Becton, Dickinson and Co.	263,425	59,763,230
Boston Scientific Corp. (a)	695,506	62,122,596
Medtronic PLC	931,511	74,409,099
STERIS PLC	215,401	44,277,830
Waters Corp. (a)	120,634	44,752,801
		$337,639,701
Natural Gas - Pipeline – 0.3%
Cheniere Energy, Inc.	101,795	$21,872,692
Network & Telecom – 0.5%
Qualcomm, Inc.	247,783	$38,064,424
Oil Services – 0.2%
TechnipFMC PLC	580,495	$16,799,525
Other Banks & Diversified Financials – 4.1%
Moody's Corp.	94,496	$44,731,572
Northern Trust Corp.	409,914	42,016,185
Visa, Inc., “A”	774,199	244,677,852
		$331,425,609
Pharmaceuticals – 4.0%
AbbVie, Inc.	531,426	$94,434,400
Eli Lilly & Co.	20,630	15,926,360
Johnson & Johnson	691,535	100,009,792
Pfizer, Inc.	1,969,005	52,237,703

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Vertex Pharmaceuticals, Inc. (a)	135,502	$54,566,655
		$317,174,910
Railroad & Shipping – 0.6%
Canadian Pacific Kansas City Ltd.	657,813	$47,605,927
Real Estate - Storage – 0.5%
Extra Space Storage, Inc., REIT	288,010	$43,086,296
Restaurants – 1.3%
Aramark	1,474,810	$55,025,161
U.S. Foods Holding Corp. (a)	766,322	51,696,082
		$106,721,243
Specialty Chemicals – 1.8%
Air Products & Chemicals, Inc.	173,711	$50,383,139
Corteva, Inc.	693,346	39,492,988
DuPont de Nemours, Inc.	675,809	51,530,436
		$141,406,563
Specialty Stores – 7.2%
Amazon.com, Inc. (a)(s)	1,896,101	$415,985,598
Home Depot, Inc.	256,305	99,700,082
Ross Stores, Inc.	384,648	58,185,703
		$573,871,383
Telecommunications - Wireless – 1.5%
Rogers Communications, Inc.	1,144,520	$35,184,764
SBA Communications Corp., REIT	400,946	81,712,795
		$116,897,559
Trucking – 0.5%
J.B. Hunt Transport Services, Inc.	238,130	$40,639,266
Utilities - Electric Power – 2.5%
Alliant Energy Corp.	673,196	$39,812,811
Constellation Energy	97,064	21,714,187
Duke Energy Corp.	441,890	47,609,229
PG&E Corp.	2,776,114	56,021,981
PPL Corp.	1,114,728	36,184,071
		$201,342,279
Total Common Stocks		$7,956,409,944
	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	30,929	$0

Mutual Funds (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 4.49% (v)	58,995,491	$59,007,290

Other Assets, Less Liabilities – 0.1%		5,962,444
Net Assets – 100.0%		$8,021,379,678

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $59,007,290 and $7,956,409,944, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
At December 31, 2024, the fund had cash collateral of $52,569 and other liquid securities collateral with an aggregate value of $490,619.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$7,769,046,780	$—	$—	$7,769,046,780
Canada	146,045,120	0	—	146,045,120
United Kingdom	41,318,044	—	—	41,318,044
Investment Companies	59,007,290	—	—	59,007,290
Total	$8,015,417,234	$0	$—	$8,015,417,234
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended December 31, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$34,108,810	$389,359,357	$364,457,564	$(1,006)	$(2,307)	$59,007,290
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$695,846	$—